Debt - Additional Information (Details) $ in Millions			1 Months Ended		12 Months Ended
	Feb. 01, 2023 CAD ($)	Feb. 01, 2023 USD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($) payment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($) payment	Dec. 24, 2021 USD ($)	Jul. 12, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures					$ 1,323		$ 155
Pre tax expense					(58)		0
Principal amount					$ 7,167		$ 7,374
Actual net debt-to-capitalization ratio					0.19		0.22	0.19
Debt-to-capitalization ratio, maximum					0.60			0.60
Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings including accrued interest, classified as financing activities					$ 120	$ 90,000,000
Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings including purchase premiums and accrued interest, classified as financing activities					909	$ 703,000,000
Forecast
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings including accrued interest, classified as financing activities	$ 144	$ 108,000,000
Carmen de Andacollo
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 71			$ 52,000,000
Antamina
Disclosure of detailed information about borrowings [line items]
Ownership interest in joint operation					22.50%	22.50%
Outstanding notes, except for notes due October 2035
Disclosure of detailed information about borrowings [line items]
Redemption price					100.00%			100.00%
Outstanding notes, except for notes due October 2035 | Top of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity					6 months	6 months
Outstanding notes, except for notes due October 2035 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Callable period prior to maturity					3 months	3 months
Three Point Seven Five Percent Notes | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%
Outstanding Notes Pursuant To Open Market Repurchase
Disclosure of detailed information about borrowings [line items]
Pre tax expense					$ 5
Outstanding Notes Pursuant To Open Market Repurchase | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures						$ 93,000,000
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.90%			3.90%
Principal amount					$ 673		$ 688
3.9% notes due July 2030 | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.90%			3.90%
Repayments of bonds, notes and debentures						47,000,000
6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.125%			6.125%
Principal amount					$ 449		761
6.125% notes due October 2035 (a) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.125%			6.125%
Repayments of bonds, notes and debentures						24,000,000
6.125% notes due October 2035 (a) | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.125%			6.125%
Repayments of bonds, notes and debentures						249,000,000
6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.25%			6.25%
Principal amount					$ 531		997
6.25% notes due July 2041 (a) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.25%			6.25%
Repayments of bonds, notes and debentures						8,000,000
6.25% notes due July 2041 (a) | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.25%			6.25%
Repayments of bonds, notes and debentures						391,000,000
5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.20%			5.20%
Principal amount					$ 529		500
5.2% notes due March 2042 (a) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.20%			5.20%
Repayments of bonds, notes and debentures						4,000,000
5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.40%			5.40%
Principal amount					$ 492		473
5.4% notes due February 2043 (a) | Open Market Purchases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.40%			5.40%
Repayments of bonds, notes and debentures						10,000,000
Outstanding Notes and Private Purchase | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures						650,000,000
Pre tax expense					$ 63
6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.00%			6.00%
Principal amount					$ 648		620
6.0% notes due August 2040 (a) | Cash Tender Offers
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.00%			6.00%
Repayments of bonds, notes and debentures						$ 10,000,000
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.75%			4.75%
Principal amount					$ 0		190
4.75% notes due January 2022 | Other disposals of assets
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.75%	4.75%
Repayments of borrowings including accrued interest, classified as financing activities			$ 187	$ 150,000,000
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt								$ 2,500,000,000
Number of semi-annual payments | payment					17			17
Principal amount					$ 3,322		2,785
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 71		$ 0
Undrawn borrowing facilities								$ 4,000,000,000.0
Actual net debt-to-capitalization ratio					0.19			0.19
Revolving credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum					0.60			0.60
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit					$ 2,700
Surety Bond
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 849
One billion loan agreement
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 225,000,000
One billion loan agreement | Antamina
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 1,000,000,000.0
Short-Term Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 18,000,000
Short-Term Loan Agreement | Antamina
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 80,000,000